LEASES (Tables)	12 Months Ended
Mar. 31, 2015
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

As of March 31, 2015, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2016	¥60,665	¥3,775
2017	38,593	3,775
2018	—	1,557

Total minimum lease payments	¥99,258	9,107

Less amounts representing interest		193

Present value of minimum lease payments		8,914
Less current portion		3,651

Noncurrent portion		¥5,263